Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Summary of the Company's Current and Deferred Tax Provision	A summary of the Company’s current and deferred tax provision is as follows:
Year ended December 31, 2023
Income tax expense:
Federal	$540,811
State	—
Total income tax expense	$540,811

Summary of Reconciliation of the U.S. Federal Statutory Income Tax Rate	A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:
Year ended December 31, 2023
Income tax expense:
Provision/(Benefit) at Statutory Rate	21.0%
State Tax Provision/(Benefit) net of federal benefit	0.0%
Change in FV of Warrants	0.0%
Change in valuation	0.0%
Other	0.0%
Total income tax expense	21.0%